Schedule of Investments PIMCO StocksPLUS® Long Duration Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
	PRINCIPAL AMOUNT (000s)			MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 183.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Altice France SA
10.548% (TSFR3M + 3.673%) due 05/31/2031 ~			$284		$291
Discovery Global Holdings, Inc.
TBD% due 06/03/2033	EUR		200		229
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~			$981		982
Oi SA
TBD% due 12/30/2050 «			211		0

Total Loan Participations and Assignments (Cost $1,690)					1,502

CORPORATE BONDS & NOTES 53.2%
BANKING & FINANCE 21.7%
Agree LP
2.000% due 06/15/2028			900		857
4.800% due 10/01/2032			1,800		1,781
AIA Group Ltd.
3.200% due 09/16/2040			900		694
Ally Financial, Inc.
6.848% due 01/03/2030 •			1,200		1,248
American Assets Trust LP
3.375% due 02/01/2031			1,100		1,006
American Tower Corp.
2.300% due 09/15/2031			2,800		2,471
Antares Holdings LP
3.750% due 07/15/2027			1,200		1,179
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031			250		232
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027			284		276
Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •			1,800		1,871
Bank of America Corp.
2.299% due 07/21/2032 •			300		265
3.419% due 12/20/2028 •			300		295
5.468% due 01/23/2035 •			1,700		1,734
Barclays PLC
5.690% due 03/12/2030 •			1,600		1,634
6.692% due 09/13/2034 •			1,600		1,729
BNP Paribas SA
3.132% due 01/20/2033 •(h)			1,300		1,178
BPCE SA
4.760% due 01/13/2032 •			800		789
Brixmor Operating Partnership LP
4.125% due 05/15/2029			200		197
Cantor Fitzgerald LP
7.200% due 12/12/2028			1,600		1,662
Capital One NA
4.650% due 09/13/2028			1,000		1,002
Commonwealth Bank of Australia
3.743% due 09/12/2039 (f)			1,300		1,071
COPT Defense Properties LP
2.900% due 12/01/2033			2,100		1,796
CoStar Group, Inc.
2.800% due 07/15/2030			600		540
Cousins Properties LP
5.250% due 07/15/2030			500		505
Credit Agricole SA
4.656% due 01/12/2032 •			700		689
Credit Suisse AG AT1 Claim			200		70
Crown Castle, Inc.
3.250% due 01/15/2051			600		396
4.000% due 11/15/2049			800		598
Deutsche Bank AG
3.729% due 01/14/2032 •			1,300		1,217
3.742% due 01/07/2033 •			3,600		3,301
Equitable Holdings, Inc.
4.572% due 02/15/2029			257		254
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030			600		597
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			800		800

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Ford Motor Credit Co. LLC
2.700% due 08/10/2026			1,200		1,197
6.125% due 03/08/2034			600		604
GA Global Funding Trust
2.900% due 01/06/2032			1,100		969
Global Atlantic Fin Co.
3.125% due 06/15/2031			1,950		1,750
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032			3,500		3,136
Goldman Sachs Group, Inc.
4.148% due 01/21/2029 •			1,400		1,388
4.594% due 04/20/2030 •			500		497
5.727% due 04/25/2030 •			1,500		1,537
Goodman U.S. Finance Eight LLC
5.875% due 04/28/2046			1,100		1,083
HSBC Holdings PLC
2.848% due 06/04/2031 •			1,600		1,482
4.041% due 03/13/2028 •			300		299
5.402% due 08/11/2033 •			300		304
6.254% due 03/09/2034 •			1,600		1,696
ING Groep NV
5.550% due 03/19/2035 •			700		713
Intercontinental Exchange, Inc.
2.650% due 09/15/2040			3,200		2,324
Invitation Homes Operating Partnership LP
2.700% due 01/15/2034			3,300		2,773
JPMorgan Chase & Co.
4.347% due 01/22/2032 •			1,100		1,078
4.408% due 04/23/2030 •			800		793
5.350% due 06/01/2034 •			1,800		1,831
Lloyds Banking Group PLC
5.679% due 01/05/2035 •			2,500		2,570
LXP Industrial Trust
2.700% due 09/15/2030			500		455
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030			600		541
4.592% due 04/18/2030 •			200		199
4.823% (SOFRRATE + 1.190%) due 04/21/2032 ~			600		607
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •			1,400		1,264
Morgan Stanley
0.000% due 04/02/2032 þ(g)			8,600		6,417
5.173% due 01/16/2030 •			100		101
Nasdaq, Inc.
2.500% due 12/21/2040			1,100		777
National Health Investors, Inc.
3.000% due 02/01/2031			800		725
Nationwide Building Society
4.000% due 09/14/2026			1,130		1,129
Nationwide Financial Services, Inc.
3.900% due 11/30/2049			600		450
NatWest Group PLC
5.076% due 01/27/2030 •			1,200		1,208
5.778% due 03/01/2035 •			1,800		1,867
Nomura Holdings, Inc.
2.999% due 01/22/2032			2,300		2,071
3.103% due 01/16/2030			500		470
Nykredit Realkredit AS
1.500% due 10/01/2052	DKK		4,718		572
1.500% due 10/01/2053			2,011		250
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031			$1,600		1,486
OneMain Finance Corp.
3.500% due 01/15/2027			2,300		2,282
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875% due 05/15/2029			900		881
Prologis LP
3.375% due 12/15/2027			300		296
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~			600		603
Rexford Industrial Realty LP
2.125% due 12/01/2030			1,400		1,242
Sammons Financial Group, Inc.
3.350% due 04/16/2031			1,000		923
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •			1,400		1,384
4.320% due 09/22/2029 •			1,200		1,188
Standard Chartered PLC
3.603% due 01/12/2033 •			2,200		2,017
Stellantis Finance U.S., Inc.
1.711% due 01/29/2027			1,100		1,081
Store Capital LLC
2.700% due 12/01/2031			2,800		2,468
Sumisho Air Lease Corp.
4.500% due 03/24/2029			600		595

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Sumitomo Mitsui Financial Group, Inc.
5.424% due 07/09/2031			1,500		1,534
SURA Asset Management SA
4.375% due 04/11/2027			270		270
Synchrony Financial
2.875% due 10/28/2031 (h)			4,900		4,325
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044			1,100		975
UBS Group AG
3.091% due 05/14/2032 •			1,400		1,285
3.869% due 01/12/2029 •			1,700		1,681
4.194% due 04/01/2031 •			250		244
5.428% due 02/08/2030 •			2,100		2,130
6.301% due 09/22/2034 •			1,700		1,807
VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029			1,300		1,263
Wells Fargo & Co.
2.572% due 02/11/2031 •			1,600		1,482
4.078% due 09/15/2029 •			1,200		1,183
5.198% due 01/23/2030 •			1,700		1,719

					117,405

INDUSTRIALS 24.7%
Air Canada Pass-Through Trust
5.250% due 10/01/2030			563		567
Aker BP ASA
3.100% due 07/15/2031			1,000		915
Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029			796		797
Alcon Finance Corp.
3.800% due 09/23/2049			500		376
Altria Group, Inc.
4.800% due 02/14/2029			258		259
American Airlines Pass-Through Trust
2.875% due 01/11/2036			2,518		2,273
3.350% due 04/15/2031			1,191		1,147
3.375% due 11/01/2028			898		888
3.600% due 04/15/2031			142		137
3.650% due 12/15/2029			281		272
5.250% due 05/10/2040			300		299
Amgen, Inc.
3.350% due 02/22/2032			1,600		1,485
Aptiv Swiss Holdings Ltd.
3.100% due 12/01/2051			3,600		2,230
Arrow Electronics, Inc.
2.950% due 02/15/2032			800		711
Ashtead Capital, Inc.
5.800% due 04/15/2034			1,700		1,733
AutoNation, Inc.
4.750% due 06/01/2030			400		397
Bacardi Ltd.
4.700% due 05/15/2028			1,200		1,197
BAT Capital Corp.
6.421% due 08/02/2033			1,800		1,947
Bayer U.S. Finance LLC
6.500% due 11/21/2033			3,000		3,222
Beignet Investor LLC
6.581% due 05/30/2049			5,400		5,512
BMS Ireland Capital Funding DAC
3.857% due 11/10/2038	EUR		500		571
Boardwalk Pipelines LP
3.400% due 02/15/2031			$2,000		1,867
Boeing Co.
3.250% due 02/01/2035			700		607
3.600% due 05/01/2034			700		630
6.528% due 05/01/2034			4,000		4,353
British Airways Pass-Through Trust
3.300% due 06/15/2034			1,851		1,742
3.800% due 03/20/2033			430		419
4.125% due 03/20/2033			697		674
Broadcom, Inc.
4.300% due 11/15/2032			1,300		1,260
Cameron LNG LLC
3.302% due 01/15/2035			300		262
Carrier Global Corp.
3.377% due 04/05/2040			500		402
Catholic Health Services of Long Island Obligated Group
3.368% due 07/01/2050			500		340
CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031			1,100		1,010
Centene Corp.
2.450% due 07/15/2028			1,400		1,331
4.625% due 12/15/2029			500		485
Charter Communications Operating LLC/Charter Communications Operating Capital
4.400% due 12/01/2061			4,200		2,714

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
5.375% due 05/01/2047		1,300		1,053
Cheniere Energy, Inc.
5.200% due 07/30/2036		1,400		1,379
Conagra Brands, Inc.
5.300% due 11/01/2038 (f)		1,100		1,043
5.750% due 08/01/2035 (h)		400		404
Continental Resources, Inc.
2.268% due 11/15/2026		2,000		1,982
CVS Health Corp.
5.050% due 03/25/2048		800		707
CVS Pass-Through Trust
4.704% due 01/10/2036		1,969		1,839
DAE Funding LLC
3.375% due 03/20/2028		1,900		1,840
Energy Transfer LP
4.150% due 09/15/2029		700		688
4.550% due 01/15/2031		1,100		1,086
6.625% due 10/15/2036		500		541
7.500% due 07/01/2038		400		462
Ferguson Enterprises, Inc.
4.350% due 03/15/2031		600		589
Ferguson Finance PLC
3.250% due 06/02/2030		400		377
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,400		2,218
Fresenius Medical Care U.S. Finance III, Inc.
2.375% due 02/16/2031		700		621
Global Payments, Inc.
2.900% due 05/15/2030		400		367
2.900% due 11/15/2031		3,100		2,733
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		700		641
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875% due 07/01/2031		2,100		1,975
Humana, Inc.
5.375% due 04/15/2031		1,400		1,419
Huntsman International LLC
4.500% due 05/01/2029		500		489
Hyatt Hotels Corp.
5.375% due 12/15/2031		1,285		1,308
Hyundai Capital America
2.100% due 09/15/2028		1,700		1,605
Imperial Brands Finance PLC
6.125% due 07/27/2027		800		812
IRB Infrastructure Developers Ltd.
7.110% due 03/11/2032		1,300		1,318
JetBlue Pass-Through Trust
4.000% due 05/15/2034		1,088		1,034
Leidos, Inc.
4.375% due 05/15/2030		400		392
Mars, Inc.
5.650% due 05/01/2045		1,100		1,094
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		1,000		975
5.750% due 07/21/2028		600		597
Motorola Solutions, Inc.
2.300% due 11/15/2030		1,200		1,083
MPLX LP
2.650% due 08/15/2030		700		645
National Fuel Gas Co.
2.950% due 03/01/2031		1,000		915
Newmont Corp./Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		201		203
Nissan Motor Co. Ltd.
4.810% due 09/17/2030		3,100		2,889
NTT Finance Corp.
5.171% due 07/16/2032		600		600
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.250% due 11/30/2051		1,300		862
Oracle Corp.
5.950% due 09/26/2055		1,500		1,276
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.350% due 11/01/2029		500		476
Petroleos Mexicanos
6.950% due 01/28/2060		3,228		2,717
Prosus NV
4.987% due 01/19/2052		3,400		2,712
PTC, Inc.
4.000% due 02/15/2028		400		392
QatarEnergy
3.125% due 07/12/2041		1,500		1,135
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.700% due 04/15/2036		500		476
Rackspace Technology Global, Inc.
5.375% due 12/01/2028		1,000		843

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030			1,200		1,062
Revvity, Inc.
3.300% due 09/15/2029			300		287
Road Michigan Property Owner I LLC
7.500% due 03/30/2045			3,100		3,091
Rogers Communications, Inc.
3.800% due 03/15/2032			1,200		1,119
Royalty Pharma PLC
4.450% due 03/25/2031			1,200		1,180
Santos Finance Ltd.
3.649% due 04/29/2031			900		842
Sasol Financing USA LLC
4.375% due 09/18/2026			500		499
Saudi Arabian Oil Co.
6.000% due 02/02/2056			800		777
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029			93		91
Studio City Finance Ltd.
5.000% due 01/15/2029			500		479
T-Mobile USA, Inc.
3.000% due 02/15/2041			2,000		1,477
3.875% due 04/15/2030			400		388
5.150% due 04/15/2034			1,400		1,403
TD SYNNEX Corp.
1.750% due 08/09/2026			800		798
2.375% due 08/09/2028			1,600		1,522
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030			2,700		2,530
Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP		118		167
9.750% due 10/10/2027			27		39
Time Warner Cable LLC
5.875% due 11/15/2040			$400		358
TMS Issuer SARL
5.780% due 08/23/2032			1,100		1,126
TransCanada PipeLines Ltd.
7.250% due 08/15/2038			150		172
Tyson Foods, Inc.
5.400% due 03/15/2029			1,300		1,325
5.700% due 03/15/2034			1,800		1,853
United Airlines Pass-Through Trust
3.500% due 09/01/2031			869		839
5.875% due 04/15/2029			2,085		2,110
Utah Acquisition Sub, Inc.
5.250% due 06/15/2046			100		85
Vale Overseas Ltd.
3.750% due 07/08/2030			300		286
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030			900		921
Vessel Management Services, Inc.
3.432% due 08/15/2036			1,040		936
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR		300		302
7.750% due 04/15/2032			$200		181
VMware LLC
2.200% due 08/15/2031			4,200		3,700
Volkswagen Group of America Finance LLC
4.850% due 09/11/2030			800		794
Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR		1,600		1,784
Williams Cos., Inc.
8.750% due 03/15/2032			$137		162
Woodside Finance Ltd.
3.700% due 09/15/2026			1,600		1,597
4.500% due 03/04/2029			700		696
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027			400		400

					133,221

UTILITIES 6.8%
AEP Texas, Inc.
5.400% due 06/01/2033			600		611
American Water Capital Corp.
4.150% due 06/01/2049			300		240
AT&T, Inc.
3.800% due 12/01/2057			2,681		1,791
5.850% due 04/30/2046			900		868
6.000% due 04/30/2056			1,900		1,838
6.050% due 08/15/2056			1,000		972
Duke Energy Carolinas LLC
6.450% due 10/15/2032			700		757
Edison International
5.450% due 06/15/2029			1,500		1,515

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Electricite de France SA
4.875% due 09/21/2038			1,400		1,295
ENEL Finance International NV
4.375% due 09/30/2030			1,300		1,277
Entergy Texas, Inc.
5.800% due 09/01/2053			1,200		1,196
FirstEnergy Corp.
4.850% due 07/15/2047			545		474
Jersey Central Power & Light Co.
4.400% due 01/15/2031			600		590
New York State Electric & Gas Corp.
5.850% due 08/15/2033			600		628
NextEra Energy Capital Holdings, Inc.
4.670% due 06/12/2035	CAD		1,500		1,086
NRG Energy, Inc.
2.450% due 12/02/2027			$1,100		1,064
Pacific Gas & Electric Co.
3.300% due 12/01/2027			500		491
4.200% due 06/01/2041			700		575
4.250% due 03/15/2046			500		387
4.400% due 03/01/2032			2,500		2,417
4.550% due 07/01/2030			1,300		1,281
6.000% due 08/15/2035			200		206
6.100% due 10/15/2055			1,100		1,066
PacifiCorp
5.300% due 02/15/2031			1,700		1,726
5.750% due 04/01/2037			400		403
6.250% due 10/15/2037			800		841
Public Service Co. of Colorado
5.150% due 09/15/2035			1,100		1,094
Puget Energy, Inc.
4.100% due 06/15/2030			500		484
Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~			1,100		1,105
5.500% due 08/01/2033			600		617
6.000% due 10/15/2039			500		513
Southern California Edison Co.
3.650% due 02/01/2050			200		138
4.950% due 09/15/2031			1,300		1,298
5.625% due 02/01/2036			200		200
6.650% due 04/01/2029			200		207
Southern California Gas Co.
5.900% due 06/01/2056			1,100		1,117
Southern Co. Gas Capital Corp.
4.400% due 06/01/2043			1,600		1,375
Telefonica Europe BV
8.250% due 09/15/2030			1,250		1,404
Virginia Electric & Power Co.
8.875% due 11/15/2038			300		393
Vistra Operations Co. LLC
5.350% due 01/31/2036			1,100		1,078
Xcel Energy, Inc.
5.450% due 08/15/2033			300		306

					36,924

Total Corporate Bonds & Notes (Cost $307,166)					287,550

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Country Garden Holdings Co. Ltd.
0.000% due 12/31/2031 (d)(g)			104		7

Total Convertible Bonds & Notes (Cost $16)					7

MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 0.8%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034			200		228
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041			1,500		1,161
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033			1,365		1,473
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112			2,000		1,661

					4,523

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057			2,243		2,398

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
MARYLAND 0.3%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
3.197% due 07/01/2050		2,200		1,493

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds,(BABs), Series 2010
7.834% due 02/15/2041		1,700		2,010

TEXAS 0.3%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
2.919% due 11/01/2050		2,400		1,702

Total Municipal Bonds & Notes (Cost $14,297)				12,126

U.S. GOVERNMENT AGENCIES 28.8%
Federal Home Loan Mortgage Corp.
4.000% due 08/01/2048		21		20
5.500% due 01/01/2055		1,881		1,890
6.750% due 03/15/2031		1,900		2,105
Federal Home Loan Mortgage Corp. REMICS
5.000% due 04/15/2038		19		19
Federal Home Loan Mortgage Corp. STRIPS
0.000% due 03/15/2031 (d)		1,100		901
Federal National Mortgage Association
3.500% due 08/01/2046		1,779		1,649
4.000% due 10/01/2047 - 06/01/2049		108		104
6.210% due 08/06/2038		9,643		10,996
Federal National Mortgage Association Principal STRIPS
0.000% due 11/15/2030 (d)		10,700		8,882
Government National Mortgage Association
4.000% due 06/20/2048		87		82
Government National Mortgage Association REMICS
3.500% due 11/20/2044		1,969		1,706
5.500% due 10/20/2037		562		563
Government National Mortgage Association, TBA
4.000% due 08/01/2056		3,500		3,252
4.500% due 07/01/2056		2,400		2,306
5.000% due 07/01/2056		2,500		2,465
6.000% due 09/01/2056		1,000		1,019
Resolution Funding Corp. Interest STRIPS
0.000% due 01/15/2030 - 04/15/2030 (a)		2,300		1,961
Resolution Funding Corp. Principal STRIPS(d)
0.000% due 04/15/2030		4,100		3,483
Seasoned Loans Structured Transaction Trust
2.750% due 11/25/2029		687		653
U.S. Small Business Administration
5.290% due 12/01/2027		6		6
Uniform Mortgage-Backed Security, TBA
5.000% due 07/01/2056 - 08/01/2056		46,900		46,066
5.500% due 08/01/2056		62,525		62,642
6.000% due 08/01/2056		2,940		2,996

Total U.S. Government Agencies (Cost $155,887)				155,766

U.S. TREASURY OBLIGATIONS 90.9%
U.S. Treasury Bonds
1.375% due 11/15/2040		4,500		2,911
1.375% due 08/15/2050		900		442
1.625% due 11/15/2050		10,600		5,543
1.875% due 02/15/2041 (h)		71,700		49,771
1.875% due 02/15/2051 (j)		7,570		4,209
1.875% due 11/15/2051 (h)(j)		1,525		838
2.000% due 11/15/2041 (h)		108,500		75,179
2.000% due 02/15/2050		6,800		3,964
2.000% due 08/15/2051		6,675		3,802
2.250% due 05/15/2041 (h)		39,700		28,955
2.250% due 08/15/2049 (h)		21,963		13,666
2.375% due 02/15/2042		3,500		2,554
2.375% due 11/15/2049 (j)		7,820		4,983
2.375% due 05/15/2051 (j)		11,928		7,463
2.750% due 08/15/2042		600		458
2.875% due 05/15/2043 (j)		1,637		1,257
2.875% due 05/15/2049		2,200		1,563
3.000% due 02/15/2048 (h)(j)		15,200		11,195
3.000% due 08/15/2048 (j)		2,900		2,125
3.000% due 02/15/2049		7,100		5,179
3.125% due 02/15/2043 (h)		17,300		13,837
3.250% due 05/15/2042 (h)		24,600		20,264
3.375% due 08/15/2042		400		334
3.375% due 11/15/2048 (j)		7,400		5,790
3.875% due 05/15/2043 (h)		47,595		42,083
4.000% due 11/15/2042		1,200		1,083
4.125% due 08/15/2044 (j)		4,200		3,800

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.250% due 08/15/2054		4,000		3,572
4.375% due 05/15/2041 (h)		12,650		12,126
4.375% due 08/15/2043		6,598		6,206
4.500% due 02/15/2044		1,573		1,498
4.500% due 11/15/2054 (j)		14,500		13,501
4.625% due 11/15/2045 (h)		12,900		12,392
4.625% due 02/15/2046 (h)		4,225		4,057
4.625% due 02/15/2055 (h)		34,400		32,697
4.750% due 11/15/2043 (j)		11,500		11,315
4.750% due 05/15/2055 (h)		19,800		19,210
4.750% due 08/15/2055 (j)		2,025		1,965
4.750% due 02/15/2056 (h)		10,100		9,814
4.875% due 08/15/2045 (h)		5,756		5,714
5.000% due 05/15/2056 (h)		9,400		9,501
U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051		18,798		9,954
0.250% due 02/15/2050		4,403		2,483
0.625% due 02/15/2043		724		529
0.750% due 02/15/2045		2,403		1,708
1.000% due 02/15/2049		1,455		1,023
2.125% due 02/15/2054		2,575		2,251
U.S. Treasury Notes
3.500% due 01/31/2030 (j)(l)		1,850		1,808
3.875% due 04/30/2030 (l)		1,700		1,682
4.375% due 05/15/2036		378		376
U.S. Treasury STRIPS
0.000% due 02/15/2040 (a)		300		156
0.000% due 05/15/2041 (a)		1,100		530
0.000% due 08/15/2041 (a)		1,700		806
0.000% due 11/15/2041 (a)		600		280
0.000% due 08/15/2040 (d)		4,500		2,306
0.000% due 11/15/2040 (d)		12,200		6,160
0.000% due 05/15/2043 (d)		5,800		2,522
0.000% due 11/15/2043 (d)		1,000		422

Total U.S. Treasury Obligations (Cost $579,145)				491,812

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
American Home Mortgage Investment Trust
4.343% due 11/25/2045 •		515		473
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032		600		555
Bear Stearns ARM Trust
4.974% due 01/25/2035 ~		1		1
Citigroup Mortgage Loan Trust, Inc.
6.028% due 03/25/2034 ~		17		16
CSMC Trust
3.388% due 04/25/2043 ~		194		191
DSLA Mortgage Loan Trust
4.815% due 07/19/2044 ~		11		11
GSMPS Mortgage Loan Trust
4.113% due 01/25/2036 •		537		436
IndyMac IMSC Mortgage Loan Trust
4.123% due 07/25/2047 •		51		34
IndyMac INDX Mortgage Loan Trust
4.143% due 04/25/2037 •		738		671
Merrill Lynch Mortgage Investors Trust
5.506% due 11/25/2035 •		118		112
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		378		366
4.500% due 05/25/2058 ~		89		86
Structured Adjustable Rate Mortgage Loan Trust
5.923% due 02/25/2034 ~		2		2
Structured Asset Mortgage Investments II Trust
4.143% due 07/25/2046 •		23		16
4.203% due 05/25/2036 •		40		33
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		237		227
4.763% due 05/25/2058 •		44		45
4.763% due 10/25/2059 •		32		32
WaMu Mortgage Pass-Through Certificates Trust
3.408% due 01/25/2037 ~		343		305
4.133% due 05/25/2034 •		428		406
4.603% due 06/25/2044 •		34		34
4.792% due 08/25/2046 •		324		286

Total Non-Agency Mortgage-Backed Securities (Cost $4,504)				4,338

ASSET-BACKED SECURITIES 0.9%
HOME EQUITY OTHER 0.5%
Accredited Mortgage Loan Trust
4.633% due 01/25/2035 •		184		176
Countrywide Asset-Backed Certificates Trust
3.107% due 04/25/2036 •		1,800		1,705

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
EquiFirst Loan Securitization Trust
4.103% due 04/25/2037 •			436		407
JP Morgan Mortgage Acquisition Corp.
4.468% due 09/25/2035 •			83		84
Securitized Asset-Backed Receivables LLC Trust
4.243% due 03/25/2036 •			72		72
Structured Asset Investment Loan Trust
4.063% due 06/25/2036 •			21		21

					2,465

OTHER ABS 0.4%
Nelnet Student Loan Trust
4.670% due 06/22/2065			670		657
4.959% due 06/22/2065 •			587		588
SLM Private Education Loan Trust
8.490% due 10/15/2041 •			1,057		1,097

					2,342

Total Asset-Backed Securities (Cost $4,799)					4,807

SOVEREIGN ISSUES 6.4%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033			400		399
4.875% due 04/30/2029			1,000		1,007
Australia Government Bonds
2.750% due 06/21/2035	AUD		2,200		1,309
Brazil Government International Bonds
4.875% due 04/23/2033	EUR		200		230
7.125% due 05/13/2054			$1,100		1,108
7.250% due 01/12/2056			604		608
Colombia Government International Bonds
5.375% due 01/21/2029			300		299
Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR		100		122
6.001% due 01/16/2036			500		605
Israel Government International Bonds
5.750% due 03/12/2054			$1,800		1,723
Mexico Government International Bonds
4.750% due 03/22/2031			200		195
5.375% due 03/22/2033			200		196
5.625% due 09/22/2035			400		389
6.400% due 05/07/2054			1,400		1,323
New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD		1,000		546
4.750% due 02/20/2037			200		131
Peru Government International Bonds
5.400% due 08/12/2034	PEN		2,500		715
6.150% due 08/12/2032			12,130		3,844
6.950% due 08/12/2031			240		80
Perusahaan Penerbit SBSN Indonesia III
2.800% due 06/23/2030			$700		649
Qatar Government International Bonds
4.800% due 04/08/2033			1,300		1,307
Queensland Treasury Corp.
1.500% due 08/20/2032	AUD		900		512
4.500% due 08/22/2035			200		131
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR		2,800		147
8.500% due 01/31/2037			17,300		1,052
8.750% due 01/31/2044			470		28
8.750% due 02/28/2048			2,800		168
8.875% due 02/28/2035			65,880		4,168
9.000% due 01/31/2040			3,430		212
Romania Government International Bonds
5.625% due 05/30/2037	EUR		1,300		1,466
Saudi Government International Bonds
5.000% due 01/16/2034			$1,700		1,702
Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD		300		146
2.250% due 09/15/2033			500		288
U.K. Gilts
4.375% due 07/31/2054	GBP		6,840		7,626

Total Sovereign Issues (Cost $33,822)					34,431

	SHARES
COMMON STOCKS 0.0%
REAL ESTATE 0.0%
Country Garden Holdings Co. Ltd. (b)			72,208		2

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$	$
Total Common Stocks (Cost $0)			2

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
U.S. TREASURY BILLS 0.4%
3.687% due 07/28/2026 - 08/11/2026 (c)(d)(l)	$2,420		2,411

Total Short-Term Instruments (Cost $2,410)			2,411

Total Investments in Securities (Cost $1,103,736)			994,752

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	654,180		6,372

Total Short-Term Instruments (Cost $6,372)			6,372

Total Investments in Affiliates (Cost $6,372)			6,372

Total Investments 185.1% (Cost $1,110,108)			$1,001,124
Financial Derivative Instruments (i)(k) 0.9%(Cost or Premiums, net $24,687)			4,838
Other Assets and Liabilities, net (86.0)%			(465,205)

Net Assets 100.0%			$540,757

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Contingent convertible security.

(g)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Country Garden Holdings Co. Ltd.	0.000%	12/31/2031	12/31/2025	$16	$7	0.00%
Morgan Stanley	0.000	04/02/2032	02/11/2020	7,800	6,417	1.19

				$7,816	$6,424	1.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	3.750%	06/23/2026	07/14/2026		$(103,727)	$(103,813)
BOS	3.500	06/24/2026	09/08/2026		(1,128)	(1,129)
BRC	3.250	06/22/2026	07/31/2026		(391)	(391)
	3.650	12/12/2025	TBD	(2)	(3,847)	(3,926)
BSN	3.720	06/09/2026	07/15/2026		(110,117)	(110,367)
DEU	3.680	06/30/2026	07/07/2026		(10,100)	(10,101)
	3.710	06/04/2026	07/02/2026		(36,296)	(36,397)
	3.740	06/29/2026	07/06/2026		(720)	(720)
	3.750	06/30/2026	07/07/2026		(16,209)	(16,211)
JPS	3.710	06/03/2026	07/01/2026		(23,103)	(23,170)
	3.720	06/08/2026	07/06/2026		(9,584)	(9,607)
SGY	3.720	06/22/2026	07/20/2026		(16,029)	(16,044)
STR	3.730	07/01/2026	07/02/2026		(19,016)	(19,016)
	3.740	06/30/2026	07/01/2026		(10,245)	(10,246)

Total Reverse Repurchase Agreements						$(361,138)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
UBS	3.720%	05/13/2026	07/13/2026	$(10,071)	$(10,123)

Total Sale-Buyback Transactions					$(10,123)

(h)	Securities with an aggregate market value of $352,185 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(325,329) at a weighted average interest rate of 3.719%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(13) of deferred price drop.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	6	$6	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	13	13	(2)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	6	6	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	13	13	(3)	0

Total Written Options					$(7)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	9	$1,855	$(1)	$0	$(1)
CME E-mini S&P 500 Index Futures	09/2026	1,026	387,225	2,416	2,463	0
Eurex 10 Year Euro BUND Futures	09/2026	17	2,473	25	0	(2)
Long Gilt Futures	09/2026	40	4,733	83	7	(24)

				$2,523	$2,470	$(27)

SHORT FUTURES CONTRACTS

					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	123	$(13,517)	$(110)	$51	$0
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	243	(26,012)	(80)	62	0
SFE 10 Year Australian Bond Futures	09/2026	3	(228)	0	0	(2)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	276	(31,041)	(434)	153	0
Ultra U.S. Treasury Bond Futures	09/2026	261	(30,317)	(1,001)	330	0

				$(1,625)	$596	$(2)

Total Futures Contracts				$898	$3,066	$(29)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
American International Group, Inc.	1.000%	Quarterly	12/20/2026	0.160%		$600	$4	$(1)	$3	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.246		1,200	6	(1)	5	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2027	0.317		1,300	11	(2)	9	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395		200	3	(1)	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.561		300	4	1	5	0	0
Boeing Co.	1.000	Quarterly	06/20/2031	0.609		1,400	15	10	25	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.147	EUR	200	3	0	3	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.136		$1,400	9	(3)	6	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.212		390	13	(4)	9	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.419		530	50	(3)	47	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2028	0.363		700	8	1	9	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.423		1,000	(24)	9	(15)	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2031	0.834		800	1	5	6	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.233		900	5	(2)	3	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.360		700	9	0	9	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.413		200	3	0	3	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.379	EUR	900	13	0	13	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.105		$6,300	40	(12)	28	0	0

							$173	$(3)	$170	$1	$0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026		$460	$1	$1	$2	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		200	0	2	2	0	0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031		200	(9)	5	(4)	0	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		13,320	236	56	292	0	(2)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		75,635	1,559	120	1,679	0	(9)
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031	EUR	2,610	67	1	68	1	0

						$1,854	$185	$2,039	$1	$(11)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	4,900	$243	$(83)	$160	$7	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		5,100	292	(94)	198	13	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	300,000	52	29	81	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		60,000	(40)	(21)	(61)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		40,000	(51)	(12)	(63)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.667	Annual	05/31/2028		$22,000	23	115	138	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		6,400	106	51	157	13	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		89,800	12,412	356	12,768	274	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		60,600	6,715	308	7,023	191	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		1,970	53	9	62	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		700	7	6	13	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		700	0	6	6	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		700	6	7	13	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		900	19	9	28	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		790	18	9	27	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		400	(1)	3	2	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		500	0	4	4	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		500	(1)	4	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		30	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		900	(4)	7	3	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		500	(1)	4	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		400	11	4	15	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		6,700	78	60	138	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		700	9	6	15	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		700	8	5	13	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		5,500	53	68	121	28	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		300	5	2	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,800	191	19	210	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.776	Annual	02/15/2055		700	42	8	50	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		8,500	1,266	88	1,354	84	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	39,600	(283)	(56)	(339)	2	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		2,000	(3)	0	(3)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		19,400	(28)	(3)	(31)	1	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,300	(2)	0	(2)	0	0
Receive	1-Year BRL-CDI	13.000	Maturity	01/02/2029		5,000	20	6	26	0	(2)
Receive	1-Year BRL-CDI	13.017	Maturity	01/02/2029		20,500	81	25	106	0	(9)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		10,600	(36)	(11)	(47)	4	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,100	(4)	(1)	(5)	0	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		1,500	(5)	(1)	(6)	1	0
Pay	1-Year BRL-CDI	13.400	Maturity	01/02/2029		15,100	(41)	(14)	(55)	6	0
Pay	1-Year BRL-CDI	13.657	Maturity	01/02/2031		7,700	(9)	(5)	(14)	4	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		2,200	(2)	(2)	(4)	1	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		50	0	0	0	0	0
Pay	1-Year BRL-CDI	13.899	Maturity	01/02/2031		600	0	0	0	0	0
Pay	1-Year BRL-CDI	14.035	Maturity	01/02/2031		29,790	(12)	18	6	17	0
Pay	1-Year BRL-CDI	14.067	Maturity	01/02/2031		4,600	0	1	1	3	0
Pay	1-Year BRL-CDI	14.375	Maturity	01/02/2031		1,700	1	2	3	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,100	(78)	50	(28)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,900	(51)	31	(20)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		3,900	(112)	66	(46)	0	(1)
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	200	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		600	2	(5)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		700	15	(14)	1	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		400	8	(3)	5	0	0
Pay	6-Month EUR-EURIBOR	0.175	Annual	03/17/2033		10,370	(2,352)	128	(2,224)	0	(12)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		400	(21)	11	(10)	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		400	(28)	6	(22)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(11)	4	(7)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(9)	3	(6)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		6,330	(224)	110	(114)	0	(8)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		4,630	3,056	(10)	3,046	6	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		4,160	98	(23)	75	5	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	7,700	(7)	11	4	0	(1)

							$21,474	$1,297	$22,771	$785	$(44)

Total Swap Agreements							$23,501	$1,479	$24,980	$787	$(55)

(j)	Securities with an aggregate market value of $44,657 and cash of $1,991 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	Unsettled variation margin asset of $2 for closed futures is outstanding at period end.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

	$			$			$		$		$
									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Asset		Liability
AZD		07/2026	AUD		1,563			$1,118		$36		$0
		07/2026	CNH		339			50		0		0
		07/2026	NZD		2,117			1,250		48		0
		07/2026			$53	CAD		75		0		0
		07/2026			1,372	NZD		2,429		7		0
		08/2026	CAD		75			$53		0		0
		08/2026	NZD		2,429			1,374		0		(7)
BOA		07/2026	BRL		582			114		1		0
		07/2026	CHF		766			950		2		0
		07/2026	GBP		146			195		1		0
		07/2026	INR		4,018			42		0		0
		07/2026	KRW		82,473			54		1		0
		07/2026			$112	BRL		582		0		0
		07/2026			284	CNH		1,920		0		(1)
		07/2026			10	JPY		1,525		0		0
		07/2026			24	NOK		218		0		(2)
		07/2026			40	PLN		151		0		0
		08/2026	ILS		545			$183		0		0
		08/2026			$62	INR		5,892		0		0
		09/2026	MXN		10,724			$611		2		0
		09/2026			$83	INR		7,937		0		0
BPS		07/2026	BRL		8,579			$1,652		0		(10)
		07/2026	CAD		1,717			1,216		5		0
		07/2026	CHF		224			285		8		0
		07/2026	CNH		4,071			602		2		0
		07/2026	GBP		84			111		0		(1)
		07/2026	IDR		34,130,147			1,904		1		(2)
		07/2026	ILS		807			274		3		0
		07/2026	INR		58,588			610		0		(9)
		07/2026	KRW		282,156			185		2		0
		07/2026	SGD		2,131			1,649		2		0
		07/2026	THB		8,668			264		3		(1)
		07/2026			$1,662	BRL		8,579		1		(1)
		07/2026			1,130	GBP		853		2		0
		07/2026			953	IDR		17,036,484		1		(2)
		07/2026			2,946	INR		279,207		5		(5)
		07/2026			32	JPY		5,158		0		(1)
		07/2026			495	KRW		759,680		0		(4)
		07/2026			816	TRY		39,026		10		0
		07/2026	ZAR		3,793			$231		0		0
		08/2026	DKK		1,185			181		0		(1)
		08/2026	IDR		4,850,923			270		0		0
		08/2026	ILS		143			48		0		0
		08/2026			$170	BRL		888		1		0
		08/2026			521	INR		49,485		0		0
		09/2026	IDR		3,107,387			$171		0		(1)
		09/2026	MXN		4,027			229		0		0
		09/2026	THB		6,897			213		4		0
		09/2026			$1,008	IDR		17,843,285		2		(19)
		09/2026			144	INR		13,713		0		0
		09/2026			40	THB		1,314		0		0
		10/2026	BRL		906			$174		2		0
		12/2026			$103	IDR		1,874,942		0		0
BRC		07/2026	ILS		982			$332		2		0
		07/2026	NZD		3,074			1,818		72		0
		07/2026	TRY		77			2		0		0
		07/2026			$2,414	TRY		115,004		15		0
		07/2026	ZAR		18,732			$1,153		11		0
BSH		07/2026			$172	JPY		27,334		0		(4)
		07/2026			2,377	NZD		4,207		12		0
		08/2026	NZD		4,207			$2,380		0		(12)
		09/2026			$6,618	BRL		33,944		0		(140)
CBK		07/2026	CAD		116			$82		0		0
		07/2026	DKK		1,135			177		4		0
		07/2026	IDR		923,446			52		0		0
		07/2026	ILS		899			310		7		0
		07/2026	INR		37,415			397		1		0
		07/2026			$315	IDR		5,647,483		1		0
		07/2026			386	INR		37,415		9		0
		07/2026			569	JPY		91,900		0		(4)
		07/2026			49	KRW		74,676		0		(1)
		07/2026			666	PEN		2,273		0		(1)
		07/2026			49	PLN		179		0		(1)
		07/2026			505	SEK		4,662		0		(24)
		08/2026	ILS		1,286			$445		12		0
		08/2026			$90	ILS		268		0		0
		08/2026			97	INR		9,194		0		0
		08/2026			0	SEK		4		0		0
		09/2026	IDR		11,088,528			$614		0		(1)
		09/2026	INR		3,863			40		0		0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
		09/2026	PEN		2,280			666		1		0
		09/2026	THB		10,095			305		0		(1)
		09/2026			$208	IDR		3,704,443		0		(2)
		09/2026			97	MXN		1,729		2		0
		09/2026			2	PEN		8		0		0
		10/2026	PEN		1,164			$338		0		(1)
		12/2026			2,767			792		0		(13)
		12/2026			$299	IDR		5,444,689		1		0
		01/2027	PEN		9,373			$2,750		28		0
DUB		07/2026	IDR		719,657			40		0		0
		07/2026	INR		17,236			182		1		0
		07/2026			$122	INR		11,749		2		0
		07/2026			58	NOK		543		0		(4)
		07/2026			49	PLN		182		0		(1)
		07/2026	ZAR		8,710			$538		7		0
		09/2026	IDR		8,757,428			486		0		0
		09/2026			$127	IDR		2,315,206		1		0
		09/2026			183	INR		17,352		0		(1)
		12/2026			82	IDR		1,492,572		0		0
FAR		07/2026	CNH		4,050			$599		2		0
		07/2026	GBP		5,586			7,511		102		0
		07/2026	INR		16,097			171		1		0
		07/2026	JPY		312,373			1,931		9		0
		07/2026	SEK		2,775			286		0		0
		07/2026	SGD		5,983			4,690		65		0
		07/2026			$2,207	CNH		15,014		4		0
		07/2026			169	INR		16,097		1		0
		07/2026			699	PLN		2,555		0		(19)
		07/2026	ZAR		12,409			$752		0		(5)
		08/2026	CNH		14,981			2,207		0		(4)
		08/2026	ILS		545			190		7		0
		08/2026			$1,931	JPY		311,555		0		(10)
		08/2026			286	SEK		2,770		0		0
		09/2026			82	INR		7,898		1		0
		09/2026			78	MXN		1,385		0		0
GLM		07/2026	BRL		2,701			$522		0		(2)
		07/2026	IDR		5,725,426			320		0		0
		07/2026	KRW		125,096			81		0		0
		07/2026			$535	BRL		2,701		0		(12)
		07/2026			5,059	CAD		7,198		17		0
		07/2026			319	IDR		5,725,426		1		0
		07/2026			81	KRW		125,079		0		0
		07/2026			778	PLN		2,903		0		(7)
		08/2026	CAD		7,188			$5,059		0		(17)
		08/2026			$114	INR		10,979		1		0
		09/2026	IDR		5,758,954			$319		0		0
		09/2026	MXN		7,873			447		0		0
		09/2026	THB		18,166			563		13		0
		09/2026			$595	IDR		10,677,116		1		(3)
		09/2026			464	INR		44,620		5		0
		09/2026			129	MXN		2,240		0		(1)
IND		07/2026	DKK		2,029			$317		7		0
JPM		07/2026	AUD		6,765			4,823		139		0
		07/2026	BRL		6,756			1,313		4		0
		07/2026	CNH		1,764			260		1		0
		07/2026	ILS		2,520			844		0		(3)
		07/2026	INR		1,109			12		0		0
		07/2026	KRW		38,657			25		0		0
		07/2026	NOK		1,538			155		0		0
		07/2026			$1,305	BRL		6,756		4		0
		07/2026			46	IDR		818,538		0		0
		07/2026			12	INR		1,109		0		0
		07/2026			38	KRW		58,574		0		0
		07/2026			1,463	PLN		5,332		0		(45)
		07/2026			179	THB		5,999		1		0
		08/2026	ILS		5,287			$1,797		18		0
		08/2026			$207	INR		19,606		0		0
		08/2026			155	NOK		1,538		0		0
		09/2026	IDR		823,087			$46		0		0
		09/2026	MXN		700			39		0		0
		09/2026	THB		35,072			1,070		10		(2)
		09/2026	TWD		31,755			1,003		9		0
		09/2026			$326	INR		31,062		0		0
		09/2026			6,524	MXN		113,514		0		(73)
		10/2026			1,313	BRL		6,904		0		(4)
		12/2026	MXN		315			$18		0		0
		12/2026			$1,199	MXN		21,173		0		(5)
MBC		07/2026	AUD		260			$183		3		0
		07/2026	CHF		3,019			3,835		100		(2)
		07/2026	IDR		79,569			4		0		0
		07/2026	INR		17,304			183		1		0
		07/2026	KRW		1,419,549			936		19		0
		07/2026	NOK		496			50		0		0
		07/2026	NZD		1,445			828		8		0
		07/2026	SEK		1,694			174		0		(1)
		07/2026			$2,997	AUD		4,307		8		(23)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
		07/2026			626	DKK		4,106		1		0
		07/2026			1,958	EUR		1,708		0		(7)
		07/2026			574	GBP		426		0		(9)
		07/2026			4	IDR		79,569		0		0
		07/2026			283	INR		27,232		5		0
		07/2026			754	JPY		120,170		0		(15)
		07/2026			139	NOK		1,290		0		(9)
		08/2026	AUD		3,388			$2,336		0		(8)
		08/2026	DKK		4,099			626		0		(1)
		08/2026			$73	INR		6,944		0		0
		08/2026			50	NOK		496		0		0
		08/2026			174	SEK		1,691		1		0
		09/2026	THB		6,580			$197		0		(2)
		09/2026			$741	INR		70,880		4		(1)
MYI		07/2026			1,073	AUD		1,532		0		(13)
NGF		07/2026	IDR		5,299,587			$296		0		0
		07/2026			$297	IDR		5,299,587		0		(1)
		07/2026			286	INR		27,485		5		0
		07/2026			568	TRY		26,718		3		0
		08/2026			19	SEK		189		0		0
		09/2026	IDR		5,329,308			$297		1		0
		09/2026			$127	IDR		2,261,645		0		(2)
SCX		07/2026	INR		13,570			$143		0		0
		07/2026			$106	IDR		1,898,545		0		0
		07/2026			376	INR		36,039		5		0
		07/2026			709	KRW		1,013,432		0		(53)
		08/2026			285	INR		27,270		3		0
		09/2026	IDR		5,702,621			$316		0		(1)
		09/2026	THB		8,441			260		4		0
		09/2026			$324	IDR		5,816,979		1		(2)
		09/2026			143	INR		13,661		0		0
SOG		07/2026	CNH		6,710			$992		4		0
		07/2026	DKK		2,130			332		6		0
		07/2026	EUR		9,950			11,608		238		0
		07/2026	PEN		2,271			671		7		0
		07/2026			$1,897	AUD		2,749		6		0
		07/2026			5,050	CHF		4,086		6		0
		07/2026			9,376	EUR		8,242		42		0
		07/2026			417	JPY		66,324		0		(10)
		07/2026			6,266	SGD		8,116		7		0
		08/2026	AUD		2,749			$1,896		0		(7)
		08/2026	CAD		60			42		0		0
		08/2026	CHF		4,071			5,050		0		(6)
		08/2026	EUR		8,242			9,388		0		(42)
		08/2026	SGD		8,097			6,266		0		(8)
SSB		07/2026	CAD		5,682			4,121		114		0
		07/2026	CHF		77			97		3		0
		07/2026			$46	CAD		66		0		0
		07/2026			5,997	GBP		4,537		21		0
		08/2026	CAD		66			$46		0		0
		08/2026	GBP		4,537			5,997		0		(21)
UAG		07/2026			$50	PLN		182		0		(1)
		09/2026	MXN		668			$38		0		0
		09/2026	THB		950			29		0		0
		09/2026			$0	THB		16		0		0

Total Forward Foreign Currency Contracts										$1,390		$(735)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660%	12/29/2026	10,300	$19	$18
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	12/29/2026	13,700	23	25
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.400	12/29/2026	26,800	17	18

Total Purchased Options							$59	$61

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	460	$(1)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	818	(2)	0
MBC	Put - OTC USD versus KRW		1,350.000	07/09/2026	1,185	(4)	0
	Put - OTC USD versus KRW		1,350.000	07/10/2026	1,184	(3)	0

						$(10)	$0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.953%	12/29/2026	1,180	$(18)	$(18)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.943	12/29/2026	1,580	(24)	(24)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.690	12/29/2026	1,540	(8)	(9)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.702	12/29/2026	1,540	(8)	(9)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	400	(1)	(1)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.150	07/01/2026	800	(1)	0

							$(63)	$(63)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	$92.891	07/06/2026	$400	$(2)	$0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	600	(3)	(1)

					$(5)	$(1)

Total Written Options					$(78)	$(64)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Mexico Government International Bonds	1.000%	Quarterly	12/20/2028	0.484%	$100	$(1)	$2	$1	$0
MYC	Brazil Government International Bonds	1.000	Quarterly	06/20/2027	0.506	1,000	(62)	67	5	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.242	400	1	1	2	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.286	100	0	1	1	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.410	100	(2)	3	1	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484	400	(4)	9	5	0

							$(68)	$83	$15	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	400	$90	$(5)	$85	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,400	309	(11)	298	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		700	159	(10)	149	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		300	61	3	64	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		96	19	(2)	17	0
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,160	255	(9)	246	0
MYC	CDX.HY-37 5-Year 25-35% Index	5.000	Quarterly	12/20/2026		$2,600	354	(290)	64	0
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	140	33	(3)	30	0

							$1,280	$(327)	$953	$0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CIB	Receive	S&P 500 Total Return Index	4,119	4.250% (SOFR plus a specified spread)	Monthly	07/08/2026	$69,093	$0	$(245)	$0	$(245)
FAR	Receive	S&P 500 Total Return Index	256	4.210% (SOFR plus a specified spread)	Monthly	11/04/2026	4,294	0	(15)	0	(15)
MBC	Receive	S&P 500 Total Return Index	3,526	4.280% (SOFR plus a specified spread)	Monthly	08/05/2026	59,145	0	(190)	0	(190)
RBC	Receive	S&P 500 Total Return Index	987	4.270% (SOFR plus a specified spread)	Monthly	08/05/2026	16,556	0	(59)	0	(59)
	Receive	S&P 500 Total Return Index	745	4.130% (SOFR plus a specified spread)	Monthly	10/07/2026	12,497	0	(43)	0	(43)

								$0	$(552)	$0	$(552)

Total Swap Agreements								$1,212	$(796)	$968	$(552)

(l)

Securities with an aggregate market value of $3,040 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,502	$0	$1,502
Corporate Bonds & Notes
Banking & Finance	0	117,405	0	117,405
Industrials	0	133,221	0	133,221
Utilities	0	36,924	0	36,924
Convertible Bonds & Notes
Banking & Finance	0	7	0	7
Municipal Bonds & Notes
California	0	4,523	0	4,523
Georgia	0	2,398	0	2,398
Maryland	0	1,493	0	1,493
Ohio	0	2,010	0	2,010
Texas	0	1,702	0	1,702
U.S. Government Agencies	0	155,766	0	155,766
U.S. Treasury Obligations	0	491,812	0	491,812
Non-Agency Mortgage-Backed Securities	0	4,338	0	4,338
Asset-Backed Securities
Home Equity Other	0	2,465	0	2,465
Other ABS	0	2,342	0	2,342
Sovereign Issues	0	34,431	0	34,431
Common Stocks
Real Estate	2	0	0	2
Short-Term Instruments
U.S. Treasury Bills	0	2,411	0	2,411

	$2	$994,750	$0	$994,752
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,372	$0	$0	$6,372

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2026 (Unaudited)

Total Investments	$6,374	$994,750	$0	$1,001,124

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,470	1,383	0	3,853
Over the counter	0	2,419	0	2,419

	$2,470	$3,802	$0	$6,272
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(28)	(57)	0	(85)
Over the counter	0	(1,351)	0	(1,351)

	$(28)	$(1,408)	$0	$(1,436)

Total Financial Derivative Instruments	$2,442	$2,394	$0	$4,836

Totals	$8,816	$997,144	$0	$1,005,960

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust